Short-term bank loans and other debt (Schedule of Loans) (Details) (USD $)	6 Months Ended
	Jun. 30, 2013		Dec. 31, 2012
Short-term Debt [Line Items]
Short-term bank loan	$ 129,198,139		$ 113,065,643
Loan from Agricultural Bank of China (Singapore) [Member]
Short-term Debt [Line Items]
Short-term bank loan	10,000,000
Loan from Agricultural Bank of China (Singapore) [Member] | Loan from China Agriculture Bank, Due September 21, 2013, at 1.1% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	10,000,000
Maturity date	Sep. 21, 2013
Interest rate, additional rate over LIBOR	1.10%
Loan from Bank of Zhengzhou [Member]
Short-term Debt [Line Items]
Short-term bank loan	22,982,181		28,637,340
Loan from Bank of Zhengzhou [Member] | Loan from Bank of Zhengzhou, Due December 18, 2013, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			28,637,340
Maturity date	Dec. 18, 2013
Stated rate	7.20%
Loan from Bank of Zhengzhou [Member] | Loan from Bank of Zhengzhou, Due February 21, 2014, at 7.20% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	22,982,181
Maturity date	Feb. 21, 2014
Stated rate	7.20%
Loan from China Guangfa Bank [Member]
Short-term Debt [Line Items]
Short-term bank loan	22,015,958		19,091,560
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due December 26, 2013, at 6.00% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	19,421,561		19,091,560
Maturity date	Dec. 26, 2013
Stated rate	6.00%
Loan from China Guangfa Bank [Member] | Loan from China Guangfa Bank, Due January 17, 2014, at 6.60% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	2,594,397
Maturity date	Jan. 17, 2014
Stated rate	6.60%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member]
Short-term Debt [Line Items]
Short-term bank loan	45,000,000		36,136,743
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due April 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			4,772,890
Maturity date	Apr. 08, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due May 8, 2013, at 7.98% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan			6,363,853
Maturity date	May 08, 2013
Stated rate	7.98%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due May 9, 2013, at 2.80% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan			15,000,000
Maturity date	May 09, 2013
Interest rate, additional rate over LIBOR	2.80%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due November 30, 2014, at 1.90% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	10,000,000	[1]	10,000,000	[1]
Maturity date	Nov. 30, 2014
Interest rate, additional rate over LIBOR	1.90%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due September 19, 2013, at 1.30% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	20,000,000	[1]		[1]
Maturity date	Sep. 19, 2013
Interest rate, additional rate over LIBOR	1.30%
Loan from Industrial and Commercial Bank of China ("ICBC") [Member] | Loan from Industrial and Commercial Bank of China, Due September 19, 2013, at 1.30% plus LIBOR [Member]
Short-term Debt [Line Items]
Short-term bank loan	15,000,000	[1]		[1]
Maturity date	Sep. 19, 2013
Interest rate, additional rate over LIBOR	1.30%
Loan from Beta Capital, LLC [Member]
Short-term Debt [Line Items]
Short-term bank loan	29,200,000	[2]	29,200,000	[2]
Loan from Beta Capital, LLC [Member] | Loan from Beta Capital, LLC, Due September 19, 2013, at 4.25% per Annum [Member]
Short-term Debt [Line Items]
Short-term bank loan	$ 29,200,000	[2]	$ 29,200,000	[2]
Maturity date	Sep. 19, 2013
Stated rate	4.25%

[1]	Pursuant to the loan contract with ICBC, these three short-term loans from ICBC, amounting to US$10.0 million, US$20.0 million and US$15.0 million, respectively, are denominated in US$ and are secured by a deposit of US$48,276,271. Such deposit is classified as restricted cash on the consolidated balance sheet as of June 30, 2013. The US$10.0 million loan is due on November 30, 2014; however the Group has an obligation to repay the loan on demand if required by the bank. Therefore, this loan has been classified as short-term as of June 30, 2013.
[2]	On August 31, 2012, Xinyuan Development Group International Inc. ("XIN Development") and Beta Capital LLC entered into a purchase and sale agreement, pursuant to which XIN Development's subsidiary, 421 Kent Development, LLC ("421 Kent Development") purchased land in Brooklyn, New York for a consideration of US$54.2 million, including a US$29.2 million mortgage loan borrowed from the seller with a maturity date of September 19, 2013, secured by the land purchased, any improvements thereon and any building equipment, materials and supplies owned by 421 Kent Development and any lease and rents from the property. In connection with the seller mortgage loan, 421 Kent Development agreed that, aside from developing and constructing the project, 421 Kent Development would not take certain actions without Beta Capital's consent, including removing improvements from or equipment on the property, making certain alterations to the properties, modifying or entering into new leases, or leasing, selling or transferring the property. In addition, 421 Kent Development agreed that it would not engage in any business other than that arising out of the ownership and operation of the property, not incur indebtedness other than the mortgage loan and amounts due in the ordinary course of business to trade creditors and not provide guarantees of the oblations of any other person. The Company repaid the loan in full on July 18, 2013.